Segment Data (Schedule Of Operating Segment Results) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 1,715,797	$ 1,630,034	$ 1,630,154	$ 1,342,548	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 6,318,533	$ 6,243,044	$ 6,246,884
Direct operating expenses	649,983	648,409	644,870	597,688	678,769	651,413	635,528	599,310	2,540,950	2,565,020	2,504,529
Selling, general and administrative expenses	419,800	427,259	418,928	414,636	420,012	408,684	408,399	401,833	1,680,623	1,638,928	1,660,289
Depreciation and amortization	186,100	175,865	174,062	174,871	191,582	177,330	179,734	182,182	710,898	730,828	729,285
Impairment charges	19,239	35	4,902	0	16,970	0	0	0	24,176	16,970	37,651
Corporate expenses	87,227	78,202	82,197	72,705	67,812	89,574	75,328	80,800	320,331	313,514	293,207
Other operating income (expense),net	(5,678)	47,172	(1,628)	165	13,304	6,186	1,113	2,395	40,031	22,998	48,127
Operating income (loss)	347,770	$ 347,436	$ 303,567	$ 82,813	332,526	$ 266,707	$ 320,221	$ 81,328	1,081,586	1,000,782	1,070,050
Segment assets	14,040,242				15,097,302				14,040,242	15,097,302	16,292,713
Capital expenditures									318,164	324,526	390,280
Share-based compensation expense									10,713	16,715	28,540
Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									16,905	16,734	16,507
iHM [Member]
Segment Reporting Information [Line Items]
Revenue									3,161,503	3,131,595	3,084,780
Direct operating expenses									927,674	953,577	888,914
Selling, general and administrative expenses									1,018,930	984,704	959,182
Depreciation and amortization									240,868	262,136	262,409
Impairment charges									0	0	0
Corporate expenses									0	0	0
Other operating income (expense),net									0	0	0
Operating income (loss)									974,031	931,178	974,275
Segment assets	7,720,181				7,933,564				7,720,181	7,933,564	8,061,701
Capital expenditures									50,403	75,742	65,821
iHM [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									10
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue									1,350,623	1,385,757	1,367,669
Direct operating expenses									605,771	610,750	625,852
Selling, general and administrative expenses									233,641	243,456	262,645
Depreciation and amortization									203,928	206,031	200,372
Impairment charges									0	0	0
Corporate expenses									0	0	0
Other operating income (expense),net									0	0	0
Operating income (loss)									307,283	325,520	278,800
Segment assets	3,664,574				3,823,347				3,664,574	3,823,347	3,991,147
Capital expenditures									109,727	96,590	130,786
Americas Outdoor Advertising [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									3,436	2,473	1,175
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue									1,610,636	1,560,433	1,579,275
Direct operating expenses									991,117	983,978	977,640
Selling, general and administrative expenses									314,878	300,116	312,017
Depreciation and amortization									198,143	194,493	196,909
Impairment charges									0	0	0
Corporate expenses									0	0	0
Other operating income (expense),net									0	0	0
Operating income (loss)									106,498	81,846	92,709
Segment assets	1,680,598				1,899,648				1,680,598	1,899,648	2,100,397
Capital expenditures									117,480	100,949	136,990
International Outdoor Advertising [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue											80
Other [Member]
Segment Reporting Information [Line Items]
Revenue									212,676	181,993	231,667
Direct operating expenses									24,009	25,271	25,088
Selling, general and administrative expenses									122,448	118,830	129,987
Depreciation and amortization									33,543	39,291	45,568
Impairment charges									0	0	0
Corporate expenses									0	0	0
Other operating income (expense),net									0	0	0
Operating income (loss)									32,676	(1,399)	31,024
Segment assets	277,388				534,363				277,388	534,363	815,435
Capital expenditures									5,744	9,933	17,438
Other [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue									13,459	14,261	15,252
Corporate and other reconciling items [Member]
Segment Reporting Information [Line Items]
Revenue									0	0	0
Direct operating expenses									0	0	0
Selling, general and administrative expenses									0	0	0
Depreciation and amortization									34,416	28,877	24,027
Impairment charges									24,176	16,970	37,651
Corporate expenses									320,341	313,514	293,207
Other operating income (expense),net									40,031	22,998	48,127
Operating income (loss)									(338,902)	(336,363)	(306,758)
Segment assets	$ 697,501				$ 906,380				697,501	906,380	1,324,033
Capital expenditures									34,810	41,312	39,245
Share-based compensation expense									10,713	16,715	28,540
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									(16,905)	(16,734)	(16,507)
Direct operating expenses									(7,621)	(8,556)	(12,965)
Selling, general and administrative expenses									(9,274)	(8,178)	(3,542)
Depreciation and amortization									0	0	0
Impairment charges									0	0	0
Corporate expenses									(10)	0	0
Other operating income (expense),net									0	0	0
Operating income (loss)									$ 0	$ 0	$ 0